Gain (Loss) on Deconsolidation (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Gain (loss) on deconsolidation of Rudongyoujia [Member]
Gain (Loss) on Deconsolidation (Details) [Line Items]
Total gain (loss) on deconsolidation	$ 5,604
Gain (loss) on deconsolidation of Jiangsu YJYC [Member]
Gain (Loss) on Deconsolidation (Details) [Line Items]
Total gain (loss) on deconsolidation	$ (50,764)